Federated Hermes MDT Large Cap Growth Fund Expense Example, No Redemption - Federated Hermes MDT Large Cap Growth Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 655
Expense Example, No Redemption, 3 Years	878
Expense Example, No Redemption, 5 Years	1,118
Expense Example, No Redemption, 10 Years	1,806
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	1,962
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	$ 954